SIGNIFICANT OPERATING AND NONOPERATING ITEMS	12 Months Ended
Dec. 31, 2015
Significant Operating and Nonoperating Items disclosure [Abstract]
SIGNIFICANT OPERATING AND NONOPERATING ITEMS
SIGNIFICANT OPERATING AND NONOPERATING ITEMS
Other Operating Charges
In 2015, the Company incurred other operating charges of $1,657 million. These charges primarily consisted of $691 million due to the Company's productivity and reinvestment program and $292 million due to the integration of our German bottling operations. In addition, the Company recorded impairment charges of $418 million primarily due to the discontinuation of the energy products in the glacéau portfolio as a result of the Monster Transaction and incurred a charge of $100 million due to a cash contribution we made to The Coca-Cola Foundation. The Company also incurred a charge of $111 million due to the write-down of receivables from our bottling partner in Venezuela and an impairment of a Venezuelan trademark primarily due to changes in exchange rates as a result of the establishment of the new open market exchange system. Refer to Note 18 for additional information on the Company's productivity, integration and restructuring initiatives. Refer to Note 2 for additional information on the Monster Transaction. Refer to Note 1 for additional information on the Venezuelan currency change. Refer to Note 19 for the impact these charges had on our operating segments.
In 2014, the Company incurred other operating charges of $1,183 million. These charges primarily consisted of $601 million due to the Company's productivity and reinvestment program and $208 million due to the integration of our German bottling operations. In addition, the Company incurred a charge of $314 million due to a write-down we recorded related to receivables from our bottling partner in Venezuela and an impairment of a Venezuelan trademark primarily due to changes in exchange rates. The write-down was recorded as a result of limited government-approved exchange rate conversion mechanisms. The Company also recorded a loss of $36 million as a result of the restructuring and transition of the Company's Russian juice operations to an existing joint venture with an unconsolidated bottling partner. Refer to Note 18 for additional information on our productivity and reinvestment program as well as the Company's other productivity, integration and restructuring initiatives. Refer to Note 1 for additional information on the Venezuelan currency change. Refer to Note 19 for the impact these charges had on our operating segments.
In 2013, the Company incurred other operating charges of $895 million, which primarily consisted of $494 million associated with the Company's productivity and reinvestment program; $195 million due to the impairment of certain intangible assets described below; $188 million due to the Company's other restructuring and integration initiatives; and $22 million due to charges associated with certain of the Company's fixed assets. Refer to Note 18 for additional information on our productivity and reinvestment program as well as the Company's other productivity, integration and restructuring initiatives. Refer to Note 19 for the impact these charges had on our operating segments.
During the year ended December 31, 2013, the Company recorded charges of $195 million related to certain intangible assets. These charges included $113 million related to the impairment of trademarks recorded in our Bottling Investments and Asia Pacific operating segments. These impairments were primarily due to a strategic decision to phase out certain local-market value brands, which resulted in a change in the expected useful life of the intangible assets. The charges were determined by comparing the fair value of the trademarks, derived using discounted cash flow analyses, to the current carrying value. Additionally, the remaining charge of $82 million was related to goodwill recorded in our Bottling Investments operating segment. This charge was primarily the result of management's revised outlook on market conditions and volume performance.
Other Nonoperating Items
Interest Expense
During the year ended December 31, 2015, the Company recorded charges of $320 million due to the early extinguishment of certain long-term debt. These charges included the difference between the reacquisition price and the net carrying amount of the debt extinguished, including the impact of the related fair value hedging relationship. Refer to Note 10 for additional information and Note 19 for the impact this charge had on our operating segments.
Equity Income (Loss) — Net
The Company recorded net charges of $87 million, $18 million and $159 million in equity income (loss) — net during the years ended December 31, 2015, 2014 and 2013, respectively. These amounts primarily represent the Company's proportionate share of unusual or infrequent items recorded by certain of our equity method investees. Refer to Note 19 for the impact these charges had on our operating segments.
Other Income (Loss) — Net
In 2015, the Company recorded a net gain of $1,403 million as a result of the Monster Transaction and charges of $1,006 million due to the refranchising of certain bottling territories in North America. In addition, the Company recognized a foreign currency exchange gain of $300 million associated with our foreign-denominated debt partially offset by a charge of $27 million due to the remeasurement of the net monetary assets of our Venezuelan subsidiary using the SIMADI exchange rate. Refer to Note 2 for additional information related to the Monster Transaction and North America refranchising. Refer to Note 1 for additional information related to the charge due to the remeasurement in Venezuela. Refer to Note 19 for the impact these items had on our operating segments.
In 2014, the Company recorded charges of $799 million due to the refranchising of certain bottling territories in North America. The Company also incurred a charge of $372 million due to the remeasurement of the net monetary assets of our Venezuelan subsidiary using the SICAD 2 exchange rate. Refer to Note 2 for more information related to the North America refranchising, Note 1 for more information related to the charge due to the remeasurement in Venezuela and Note 19 for the impact these charges had on our operating segments.
In 2013, the Company recorded a gain of $615 million due to the deconsolidation of our Brazilian bottling operations as a result of their combination with an independent bottling partner. Subsequent to this transaction, the Company accounts for our investment in the newly combined Brazilian bottling operations under the equity method of accounting. The owners of the majority interest received the option to acquire from us up to 24 percent of the new entity's outstanding shares at any time for a period of six years beginning December 31, 2013. In December 2014, the Company received notification that the owners of the majority interest had exercised their option to acquire from us a 10 percent interest in the entity's outstanding shares. During the year ended December 31, 2014, we recorded an estimated loss of $32 million as a result of the exercise price being lower than our carrying value. The transaction closed in January 2015, and the Company recorded an additional loss of $6 million during the year ended December 31, 2015, based on the final option price. Refer to Note 2 for additional information on this transaction. Refer to Note 19 for the impact these items had on our operating segments.
Effective July 1, 2013, four of the Company's Japanese bottling partners merged as Coca-Cola East Japan Bottling Company, Ltd. ("CCEJ"), a publicly traded entity, through a share exchange. The terms of the agreement included the issuance of new shares of one of the publicly traded bottlers in exchange for 100 percent of the outstanding shares of the remaining three bottlers according to an agreed-upon share exchange ratio. As a result, the Company recorded a net charge of $114 million for those investments in which the Company's carrying value was greater than the fair value of the shares received. Refer to Note 19 for the impact this loss had on our operating segments.
In 2013, the Company recorded a charge of $140 million due to the Venezuelan government announcing a currency devaluation. As a result of this devaluation, the Company remeasured the net monetary assets related to its operations in Venezuela. Refer to Note 19 for the impact this charge had on our operating segments. The Company also recognized a gain of $139 million due to Coca-Cola FEMSA issuing additional shares of its own stock at a per share amount greater than the carrying value of the Company's per share investment. Accordingly, the Company is required to treat this type of transaction as if the Company sold a proportionate share of its investment in Coca-Cola FEMSA. Refer to Note 16 for additional information on the measurement of the gain and Note 19 for the impact this gain had on our operating segments.